OTHER CURRENT ASSETS (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
OTHER CURRENT ASSETS
Recoverable VAT	$ 20,051	$ 38,641
Prepaid expenses	53,696
Security deposit		17,716
Deferred tax assets	9,852	16,546
Interest receivable - related party	2,503
Other	48	34,605
Total	$ 86,150	$ 107,508